FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       May 5, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       75

Form 13F Information Table Value Total:       $136,209



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     2539    79230 SH       SOLE                             79230
Abbott Laboratories            COM              002824100      452    12023 SH       SOLE                             12023
Adobe Systems Inc              COM              00724F101      971    31500 SH       SOLE                             31500
American International Group   COM              026874107      988    19973 SH       SOLE                             19973
Amgen Inc                      COM              031162100     2791    48500 SH       SOLE                             48500
Avery-Dennison Corp            COM              053611109      657    11190 SH       SOLE                             11190
BJ Services Co                 COM              055482103     2026    58900 SH       SOLE                             58900
Bank of America Corp           COM              060505104     4256    63668 SH       SOLE                             63668
Barr Laboratories Inc          COM              068306109     2546    44670 SH       SOLE                             44670
BellSouth Corp                 COM              079860102     2966   136875 SH       SOLE                            136875
CDW Computer Centers Inc       COM              125129106     1367    33500 SH       SOLE                             33500
Cardinal Health Inc            COM              14149Y108     2267    39800 SH       SOLE                             39800
Caremark Rx Inc                COM              141705103     2501   137800 SH       SOLE                            137800
ChevronTexaco Corp             COM              166764100     2577    39860 SH       SOLE                             39860
Cisco Systems Inc              COM              17275R102     2472   190435 SH       SOLE                            190435
Citigroup Inc                  COM              172967101     2625    76187 SH       SOLE                             76187
Coach Inc                      COM              189754104     1031    26900 SH       SOLE                             26900
Coca Cola Co                   COM              191216100      760    18784 SH       SOLE                             18784
Costco Wholesale Corp          COM              22160K105      264     8800 SH       SOLE                              8800
Dell Computer Corp             COM              247025109     5660   207262 SH       SOLE                            207262
Dow Chemical Co                COM              260543103      248     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      118    16350 SH       SOLE                             16350
Expeditors International Inc   COM              302130109     1021    28400 SH       SOLE                             28400
Exxon Mobil Corp               COM              30231G102      713    20388 SH       SOLE                             20388
Fannie Mae                     COM              313586109     4637    70955 SH       SOLE                             70955
Fifth Third Bancorp            COM              316773100     1627    32400 SH       SOLE                             32400
First Data Corp                COM              319963104     2291    61900 SH       SOLE                             61900
Forest Laboratories Inc        COM              345838106     2286    42350 SH       SOLE                             42350
General Electric Co            COM              369604103     3938   154413 SH       SOLE                            154413
H&R Block Inc                  COM              093671105     2432    56975 SH       SOLE                             56975
Health Management Assoc Inc    COM              421933102      475    25024 SH       SOLE                             25024
Home Depot Inc                 COM              437076102      984    40400 SH       SOLE                             40400
Illinois Tool Works Inc        COM              452308109      770    13250 SH       SOLE                             13250
Integrated Circuit Systems     COM              45811k208     1743    80300 SH       SOLE                             80300
International Business Machine COM              459200101     3602    45931 SH       SOLE                             45931
Jacobs Engineering Group Inc   COM              469814107     2403    57200 SH       SOLE                             57200
Johnson & Johnson              COM              478160104     4549    78614 SH       SOLE                             78614
Kerr-McGee Corp                COM              492386107      336     8265 SH       SOLE                              8265
Lennar Corp                    COM              526057104     3150    58825 SH       SOLE                             58825
Lowe's Companies               COM              548661107     2627    64350 SH       SOLE                             64350
MBNA Corp                      COM              55262L100      750    49851 SH       SOLE                             49851
Medtronic Inc                  COM              585055106     1006    22300 SH       SOLE                             22300
Merck & Co Inc                 COM              589331107      304     5550 SH       SOLE                              5550
Microsoft Corp                 COM              594918104     4781   197460 SH       SOLE                            197460
Northern Trust Corp.           COM              665859104      561    18425 SH       SOLE                             18425
Office Depot Inc               COM              676220106      177    15000 SH       SOLE                             15000
Pactiv Corporation             COM              695257105     2326   114600 SH       SOLE                            114600
Paychex Inc                    COM              704326107     2014    73300 SH       SOLE                             73300
Pfizer Inc                     COM              717081103     4343   139370 SH       SOLE                            139370
Procter & Gamble Co            COM              742718109      629     7060 SH       SOLE                              7060
Qualcomm Inc                   COM              747525103     1192    33100 SH       SOLE                             33100
Ruby Tuesday Inc               COM              781182100     2478   121475 SH       SOLE                            121475
SBC Communications Inc         COM              78387G103      701    34922 SH       SOLE                             34922
Safeway Inc                    COM              786514208      218    11500 SH       SOLE                             11500
Schering Plough Corp           COM              806605101      615    34505 SH       SOLE                             34505
Smith International Inc        COM              832110100      247     7000 SH       SOLE                              7000
Southern Co                    COM              842587107      303    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     3354    68800 SH       SOLE                             68800
Stryker Corp                   COM              863667101      206     3000 SH       SOLE                              3000
SunTrust Banks Inc             COM              867914103     1682    31948 SH       SOLE                             31948
Symantec Corp                  COM              871503108     2124    54200 SH       SOLE                             54200
Sysco Corp                     COM              871829107     1819    71500 SH       SOLE                             71500
TCF Financial Corp             COM              872275102     2126    53100 SH       SOLE                             53100
TJX Companies Inc New          COM              872540109     1942   110350 SH       SOLE                            110350
United Technologies Corp       COM              913017109     1969    34075 SH       SOLE                             34075
Verizon Communications         COM              92343v104      262     7412 SH       SOLE                              7412
Wachovia Corp                  COM              929903102      623    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4443    85400 SH       SOLE                             85400
Walgreen Co                    COM              931422109     2494    84600 SH       SOLE                             84600
Washington Mutual Inc          COM              939322103     2130    60400 SH       SOLE                             60400
Wellpoint Health Networks      COM              94973h108     2858    37240 SH       SOLE                             37240
Wells Fargo Company            COM              949746101      477    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3130   164733 SH       SOLE                            164733
American High Income Tr SBI                     026547109      127 11705.401000SH    SOLE                        11705.401000
Merrill Lynch Fundamental Grow                  589958107      132 10376.522000SH    SOLE                        10376.522000